SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 14, 2026	Dec. 29, 2025	Jun. 30, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Shares issuance aggregate purchase price		$ 10
Subsequent Event | Post business combination public holding company | Private investment in public equity financing
SUBSEQUENT EVENTS
Number of shares issuable	2,300,000
Purchase price (in dollars per share)	$ 10
Subsequent Event | Post business combination public holding company | Private investment in public equity financing | Forecast
SUBSEQUENT EVENTS
Shares issuance aggregate purchase price	$ 23,000,000